Impairment (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended
	Nov. 25, 2020	Mar. 31, 2020	Jun. 30, 2021	Aug. 26, 2020
IfrsStatementLineItems [Line Items]
Impairment losses		$ 13,371,000,000	$ 180,000,000
Impairment reversal			$ 404,000,000
Price per common share			$ 0.4651
Addition For New Fund Obligation
IfrsStatementLineItems [Line Items]
Price per common share				$ 5.20
Investments in associates accounted for using equity method				$ 2,252
Addition For New Fund Obligation | Secondary public [member]
IfrsStatementLineItems [Line Items]
Price per common share				$ 26.00
Investments in associates accounted for using equity method				$ 11,264
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items] | E and p field [member]
IfrsStatementLineItems [Line Items]
Impairment losses		11,798,000,000
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items] | Hibernation of field and platforms in shallow waters [member]
IfrsStatementLineItems [Line Items]
Impairment losses		$ 1,356,000,000
Oil and gas production and drilling equipment in Brazil [member]
IfrsStatementLineItems [Line Items]
Impairment losses	$ 6,019,000,000		$ 190,000,000
Energy [Member]
IfrsStatementLineItems [Line Items]
Impairment losses			79,000,000
Producing properties relating to oil and gas activities in Brazil (5 CGUs) [member]
IfrsStatementLineItems [Line Items]
Impairment losses			61,000,000
Impairment reversal			41,000,000
Oil and gas production and drilling equipment abroad [member]
IfrsStatementLineItems [Line Items]
Impairment reversal			$ 27,000,000